Columbia Disciplined Growth Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 13.1%
Entertainment 0.1%
Netflix, Inc.(a)	5,090	476,475
Interactive Media & Services 12.8%
Alphabet, Inc., Class A	65,389	25,161,687
Meta Platforms, Inc., Class A	23,030	14,092,287
Total		39,253,974
Media 0.2%
DoubleVerify Holdings, Inc.(a)	45,643	502,986
Total Communication Services		40,233,435
Consumer Discretionary 12.5%
Automobiles 2.6%
Tesla, Inc.(a)	21,340	8,143,984
Broadline Retail 4.0%
Amazon.com, Inc.(a)	46,358	12,287,652
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc.	4,668	785,904
Expedia Group, Inc.	14,656	3,640,111
Travel + Leisure Co.	37,818	2,445,312
Total		6,871,327
Specialty Retail 1.6%
Ross Stores, Inc.	16,252	3,702,043
Wayfair, Inc., Class A(a)	16,584	1,060,215
Total		4,762,258
Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	7,251	2,600,499
Tapestry, Inc.	25,649	3,720,131
Total		6,320,630
Total Consumer Discretionary		38,385,851
Consumer Staples 2.2%
Beverages 1.5%
Boston Beer Co., Inc. (The), Class A(a)	10,364	2,456,682
Coca-Cola Bottling Co. Consolidated	10,028	2,056,442
Total		4,513,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.7%
Colgate-Palmolive Co.	26,971	2,302,245
Total Consumer Staples		6,815,369
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
HF Sinclair Corp.	34,474	2,316,998
Total Energy		2,316,998
Financials 5.5%
Banks 1.7%
Popular, Inc.	34,217	5,143,841
Capital Markets 1.9%
Bank of New York Mellon Corp. (The)	8,373	1,125,080
Charles Schwab Corp. (The)	46,854	4,293,701
Goldman Sachs Group, Inc. (The)	565	521,930
Total		5,940,711
Financial Services 1.3%
MasterCard, Inc., Class A	7,262	3,652,205
Visa, Inc., Class A	1,595	526,095
Total		4,178,300
Insurance 0.6%
Allstate Corp. (The)	6,218	1,350,922
Progressive Corp. (The)	2,092	421,078
Total		1,772,000
Total Financials		17,034,852
Health Care 6.8%
Biotechnology 2.6%
AbbVie, Inc.	17,859	3,773,964
Amgen, Inc.	4,107	1,422,049
BioMarin Pharmaceutical, Inc.(a)	4,245	228,848
Insmed, Inc.(a)	3,697	504,012
Neurocrine Biosciences, Inc.(a)	3,033	399,355
Regeneron Pharmaceuticals, Inc.	389	275,046
Vertex Pharmaceuticals, Inc.(a)	3,152	1,347,102
Total		7,950,376
Health Care Providers & Services 0.1%
McKesson Corp.	533	434,501

Columbia Disciplined Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.9%
Medpace Holdings, Inc.(a)	6,324	2,647,606
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	92,919	5,629,962
Eli Lilly & Co.	4,543	4,245,888
Total		9,875,850
Total Health Care		20,908,333
Industrials 6.3%
Aerospace & Defense 0.1%
Lockheed Martin Corp.	716	370,866
Construction & Engineering 2.2%
EMCOR Group, Inc.	6,869	6,124,881
WillScot Holdings Corp.	19,957	451,827
Total		6,576,708
Electrical Equipment 1.6%
Rockwell Automation, Inc.	12,082	4,940,451
Ground Transportation 0.7%
Lyft, Inc., Class A(a)	154,210	2,182,071
Machinery 0.5%
Allison Transmission Holdings, Inc.	3,655	491,049
Illinois Tool Works, Inc.	3,524	909,227
Total		1,400,276
Passenger Airlines 0.1%
Southwest Airlines Co.	8,793	333,431
Professional Services 1.1%
Broadridge Financial Solutions, Inc.	22,373	3,444,995
Total Industrials		19,248,798
Information Technology 50.0%
Communications Equipment 3.0%
Arista Networks, Inc.(a)	35,783	6,180,082
Motorola Solutions, Inc.	7,163	3,144,772
Total		9,324,854
IT Services 0.3%
MongoDB, Inc.(a)	3,655	916,784
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 22.7%
Advanced Micro Devices, Inc.(a)	18,967	6,723,612
Applied Materials, Inc.	5,384	2,123,934
Broadcom, Inc.	42,822	17,875,187
Lam Research Corp.	28,931	7,460,148
NVIDIA Corp.	163,133	32,556,453
QUALCOMM, Inc.	17,469	3,137,083
Total		69,876,417
Software 14.8%
Adobe, Inc.(a)	21,071	5,185,573
AppLovin Corp.(a)	2,181	973,489
Autodesk, Inc.(a)	17,952	4,254,624
DocuSign, Inc.(a)	46,137	2,121,841
Microsoft Corp.	54,131	22,073,539
Palantir Technologies, Inc., Class A(a)	38,401	5,341,963
Pegasystems, Inc.	47,323	1,729,656
Salesforce, Inc.	21,906	3,867,066
Total		45,547,751
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.(b)	104,243	28,286,338
Total Information Technology		153,952,144
Materials 0.6%
Metals & Mining 0.6%
Anglogold Ashanti PLC	18,589	1,742,347
Total Materials		1,742,347
Real Estate 0.2%
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.(a)	1,680	534,458
Total Real Estate		534,458
Utilities 0.1%
Electric Utilities 0.1%
NRG Energy, Inc.	2,421	376,659
Total Utilities		376,659
Total Common Stocks (Cost $138,171,487)		301,549,244

Columbia Disciplined Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, April 30, 2026 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(c),(d)	4,173,357	4,171,688
Total Money Market Funds (Cost $4,171,591)		4,171,688
Total Investments in Securities (Cost: $142,343,078)		305,720,932
Other Assets & Liabilities, Net		1,930,673
Net Assets		307,651,605
At April 30, 2026, securities and/or cash totaling $625,190 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	14	06/2026	USD	5,070,625	156,236	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	3,939,460	20,592,265	(20,360,106)	69	4,171,688	533	87,485	4,173,357
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Disciplined Growth Fund  | 2026

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3QT178_(06/26)